Intangible assets	12 Months Ended
Dec. 31, 2021
Intangible Assets
Intangible assets

5.12	Intangible assets

Computer software

Acquired computer software licenses are capitalized on the basis of the costs incurred to acquire and implement the specific software. These costs are amortized on a straight-line basis over their estimated useful lives, generally three to six years.

Costs associated with developing or maintaining computer software programs are recognized as expenses when they were incurred.

The costs of computer software subject to a software as a service agreement (SaaS) are recognized as expenses when they are incurred.

Acquired research and development technology and projects

Acquired research and development technology projects are capitalized. Amortization of the intangible asset over its useful life starts when the product has been fully developed and is ready for use. These costs are amortized on a straight-line basis over their useful lives. This useful life is determined on a case-by-case basis according to the nature and characteristics of the items included under this heading. The main current acquired research and development technology project is amortized over periods of 24 years, which is based on the patent life and technological replacement of a newer vaccine generation.

Development costs

Research expenses are recognized as expenses when incurred. Development expenses incurred on clinical projects (related to the design and testing of new or significantly improved products) are recognized as intangible assets when the following criteria have been fulfilled:

●	it is technically feasible to complete the intangible asset so that it will be available for use or sale;

●	management intends to complete the intangible asset and to utilize or sell it;

●	there is an ability to utilize or sell the intangible asset;

●	it can be demonstrated how the intangible asset will generate probable future economic benefits;

[3]	Potentially dilutive securities (2021: 5,846,267 share options; 2020: 5,481,763 share options) have been excluded from the computation of diluted weighted-average shares outstanding, because such securities had an antidilutive impact due to the losses reported.

●	adequate technical, financial, and/or other resources to complete the development and to utilize or sell the intangible asset are available; and

●	the expenditure attributable to the intangible asset during its development can be reliably measured.

Other development expenditures that do not meet these criteria are recognized as expenses when they are incurred. Development costs previously recognized as an expense are not recognized as an asset in a subsequent period. Capitalized development costs are recorded as intangible assets and amortized from the point at which the asset is ready for use on a straight-line basis over its useful life, generally 10-15 years. In 2021 and 2020, no development costs have been capitalized.

Amortization

Amortization of intangible assets is calculated using the straight-line method to allocate their cost amounts to their residual values over their estimated useful lives, as follows:

●	Software	3 – 6 years
●	Acquired R&D technology and projects	1 - 15 years
●	Development costs	1 - 15 years

The useful life is determined on a case-by-case basis according to the nature and characteristics of the items included under this heading. The main current acquired research and development technology project is amortized over periods of 24 years, which is based on estimated period where Valneva benefits from the patent.

€ in thousand	Software	Acquired R&D technology and projects	Development costs	Intangible assets in the course of construction	Total
Year ended December 31, 2020
Opening net book value	1,629	38,183	1,953	48	41,813
Additions	48	401	—	86	535
Amortization charge	(569)	(2,723)	(194)	—	(3,486)
Disposals	—	(3,329)	(5)	—	(3,333)
Exchange rate differences	3	(108)	(16)	3	(119)
Closing net book value	1,112	32,423	1,737	137	35,409
As at December 31, 2020
Cost	5,589	80,183	9,851	137	95,759
Accumulated amortization and impairment	(4,477)	(47,759)	(8,113)	—	(60,350)
Closing net book value	1,112	32,423	1,737	137	35,409

€ in thousand	Software	Acquired R&D technology and projects	Development costs	Intangible assets in the course of construction	Total
Year ended December 31, 2021
Opening net book value	1,112	32,423	1,737	137	35,409
Additions	802	140	—	—	942
Amortization charge	(719)	(2,919)	(178)	—	(3,816)
Disposals	—	—	—	—	—
Exchange rate differences	22	123	21	(2)	165
Closing net book value	1,217	29,768	1,581	134	32,700
As at December 31, 2021
Cost	6,254	80,724	9,895	134	97,007
Accumulated amortization and impairment	(5,037)	(50,956)	(8,314)	—	(64,307)
Closing net book value	1,217	29,768	1,581	134	32,700

The disposal of acquired R&D technology and projects in 2020 included €3.3 million from de-recognition of the Lyme disease vaccine candidate (VLA15) (see Note 5.1). In April 2020, a Research Collaboration and License agreement for Lyme VLA15 was signed between Pfizer and Valneva. Under the agreement, Valneva continues performing R&D services for the VLA15-221 study and grants Pfizer an exclusive license enabling Pfizer to develop the vaccine candidate to licensure. Upon completion of the transfer of the license in December 2020, the intangible asset with a value amounting to €3.3 million was de-recognized and expensed as cost of services sold (COSS) on the Income Statement.

As at December 31, 2021 and December 31, 2020, there were no acquired research and development technology projects assets with a definite useful life which are not yet amortized.

Significant intangible assets (included in acquired R&D technology and projects as well as in the development costs) with definite useful life are comprised primarily of the already commercialized vaccine against Japanese encephalitis (IXIARO) with acquisition costs amounting to €79.0 million and a net book value amounting to €30.6 million (December 31, 2020: €33.2 million).

For impairment test refer to Note 5.16.